PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Sep. 30, 2012
Property, Plant and Equipment
Total	$ 7,165		$ 6,808
Less accumulated depreciation	(3,655)		(3,339)
Net	3,510	[1]	3,469	[2]		3,531	[1]
Depreciation expense	374		340		371
Depreciation expense related to discontinued operations			1		2
Land
Property, Plant and Equipment
Total	148		148
Buildings
Property, Plant and Equipment
Total	629		624
Plant and equipment
Property, Plant and Equipment
Total	6,058		5,781
Construction in progress
Property, Plant and Equipment
Total	330		255
Assets under capital lease
Property, Plant and Equipment
Total	2		15
Less accumulated depreciation	$ (1)		$ (15)

[1]	At September 30, 2012 and December 31, 2011, respectively, $31 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $40 and $29 of accounts and notes receivable (net), $42 and $47 of inventories, $1 each of other current assets, $382 and $403 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $27 and $21 of other noncurrent assets, $63 and $55 of accounts payable, $25 and $21 of accrued liabilities, $25 and $16 of current portion of debt, $241 and $264 of long-term debt, and $72 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2011 and 2010, respectively, $44 and $7 of cash and cash equivalents, $2 and nil of restricted cash, $29 and $8 of accounts and notes receivable (net), $47 and $45 of inventories, $1 and $2 of other current assets, $403 and $275 of property, plant and equipment (net), $23 and $7 of intangible assets (net), $21 and $18 of other noncurrent assets, $55 and $56 of accounts payable, $21 and $16 of accrued liabilities, $16 and $15 of current portion of debt, $264 and $185 of long-term debt, and $111 and $109 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."